Short-Term Bank Loans	12 Months Ended
Dec. 31, 2025
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS
9.	SHORT-TERM BANK LOANS

The following table presents short-term bank loan as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Shanghai Commercial & Savings Bank	$6,389	$6,838
Taipei Fubon Bank	836	873
Total	$7,225	$7,711

Morgan Stanley Bank N.A.

Since May 2025, the Company has maintained a revolving margin loan facility with Morgan Stanley Bank N.A. to provide flexible working capital. The loan carried a variable interest rate, had no fixed maturity date, and was payable on demand by Morgan Stanley Bank N.A. It was secured by U.S. Treasury Bills held in the Company’s investment account with Morgan Stanley Bank N.A. The Company borrowed an aggregate principal of $15,335, incurred interest expenses of $30, and fully repaid the loan in 2025. As of December 31, 2025, the facility had no outstanding principal balance.

Shanghai Commercial & Savings Bank loan

On September 23, 2023, HEB entered into a one-year loan agreement with Shanghai Commercial and Savings Bank, Ltd., increasing its credit limit from NTD 200,000 thousand to NTD 300,000 thousand. The loan carried a variable interest rate and had a maturity date of September 23, 2024. The agreement was subsequently renewed on September 23, 2024 and again on September 30, 2025, extending the maturity date to September 23, 2026.

Under this agreement, HEB borrowed NTD 227,800 thousand ($7,312), NTD 214,500 thousand ($6,681), and NTD 214,500 thousand ($6,882) in 2023, 2024, and 2025, respectively, and made repayments of NTD 206,300 thousand ($6,622), NTD 208,000 thousand ($6,479), and NTD 209,500 thousand ($6,722) in the same respective years.

As of December 31, 2024 and 2025, the outstanding borrowings under this agreement amounted to NTD 209,500 thousand ($6,389) at an interest rate of 2.19% per annum and NTD 214,500 thousand ($6,838) at an interest rate of 1.90% per annum, respectively. The borrowing was guaranteed by Panatoz Corporation, Nobel Consumer Corporation, Fu-Feng Kuo, and Ju-Ting Chen, related parties.

In the subsequent period, HEB had repaid an aggregate amount of NTD 51,400 thousand ($1,639) for this loan as of April 30, 2026.

Taipei Fubon Bank loan

On December 16, 2021, HEB entered into a short-term loan agreement with Taipei Fubon Bank, providing a credit limit of NTD 38,800 thousand with a variable interest rate. The Company subsequently rolled over and renewed this facility through 2022 and 2023.

On November 21, 2024, HEB entered into a new short-term loan agreement with Taipei Fubon Bank, providing a credit limit of NTD 27,400 thousand with a variable interest rate.

Under these agreements, HEB borrowed aggregate amounts of NTD 77,600 thousand ($2,491), NTD 82,200 thousand ($2,560), and NTD 27,400 thousand ($879) in 2023, 2024, and 2025, respectively, and made aggregate repayments of NTD 77,600 thousand ($2,491), NTD 93,600 thousand ($2,915), and NTD 27,400 thousand ($879) in the same years.

As of December 31, 2024 and 2025, the outstanding borrowings under this agreement amounted to NTD 27,400 thousand ($836), which were due on December 15, 2025, at an interest rate of 2.85% per annum, and NTD 27,400 thousand ($873), which were due on June 12, 2026, at an interest rate of 2.96% per annum, respectively. These borrowings were guaranteed by Panatoz Corporation, Fu-Feng Kuo, and Ju-Ting Chen, the related parties.